Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses		$ 3,909	$ 3,873	$ 887
Sales and marketing expenses		1,951
General and administrative expenses		7,572	2,447	384
Other income			51
Operating loss		13,432	6,269	1,271
Finance expense		3,523	959	3,304
Loss before tax		16,955	7,228	4,575
Taxes on income
Total net loss		16,955	7,228	4,575
Items that will not be reclassified to profit or loss:
Exchange (losses)profits arising on translation to presentation currency		845	(599)	(37)
Total comprehensive loss		$ 16,110	$ 7,827	$ 4,612
Weighted average number of ordinary shares (in Shares)	[1]	5,306,225	1,967,790	1,904,762
Basic and diluted loss per share (in Dollars per share)	[1]	$ (3.2)	$ (3.67)	$ (2.4)

[1]	Number of shares and basic and diluted loss per share in 2020 presented based on rights issuance and reverse stock split. See note 9